Schedule 1 - Condensed Parent Company Financial Statements (Condensed Statements of Comprehensive Income) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Income Statements, Captions [Line Items]
Gain on sale of utility systems									$ (4)	$ 148	$ 1,090
Total expenses									465,544	460,231	433,079
Operating income	72,597	95,058	79,934	66,770	68,834	86,140	79,750	66,938	314,359	301,662	317,606
Interest expense, net									76,397	77,316	77,757
Provision for income taxes									25,219	21,233	65,220	67,590	73,521
Net income attributable to common shareholders	66,815	67,996	55,569	42,859	57,532	63,617	53,586	46,565	233,239	221,300	196,563	143,069	123,975
Comprehensive income									233,681	221,531	196,422
Basic	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.33	$ 0.36	$ 0.30	$ 0.27	$ 1.32	$ 1.26	$ 1.13	$ 0.83	$ 0.72
Diluted	$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.32	$ 0.36	$ 0.30	$ 0.26	$ 1.31	$ 1.25	$ 1.12	$ 0.83	$ 0.72
Basic									176,864,000.00	176,140,000.00	174,201,000.00
Diluted									177,763,000.00	176,814,000.00	174,918,000.00
Aqua America, Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Other income									4,228	6,936	13,017
Operating expense and other expenses									627	2,941	1,734
Gain on sale of utility systems										(400)	(13,064)
Operating income									3,601	4,395	24,347
Interest expense, net									2,160	4,208	4,031
Other expense (income)									443	139	(1,714)
Income (loss) before equity in earnings of subsidiaries and income taxes									998	48	22,030
Equity in earnings of subsidiaries									230,209	220,675	182,652
Income before income taxes									231,207	220,723	204,682
Provision for income taxes									(2,032)	(577)	8,119
Net income attributable to common shareholders									233,239	221,300	196,563
Comprehensive income									$ 233,681	$ 221,531	$ 196,422
Basic									$ 1.32	$ 1.26	$ 1.13
Diluted									$ 1.31	$ 1.25	$ 1.12
Basic									176,864,000.00	176,140,000.00	174,201,000.00
Diluted									177,763,000.00	176,814,000.00	174,918,000.00